Lease Liabilities	9 Months Ended
Sep. 30, 2021
Lease liabilities
Lease Liabilities

9. Lease liabilities

At September 30, 2021 and December 31, 2020, lease liabilities primarily consisted of the Company’s lease of office and laboratory facilities at Zernikedreef in Leiden, the Netherlands.

The lease agreement for our Leiden headquarters, where our main offices and laboratories are located, was put in place on July 1, 2020 and the current lease term is 11 years. The lease agreement may be further extended for subsequent 5 year terms. The carrying amount of the right-of-use asset is disclosed in note 6 Property, plant & equipment.